Leases	12 Months Ended
Dec. 31, 2020
Leases Disclosure [Abstract]
Leases
15. Leases
(a) As a lessee
The Group has entered into various
non-cancellable
operating lease agreements for certain offices, retail and service centers, warehouses for finished goods, parking area for charging infrastructure and factories for R&D activities which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.
The Group’s leases, where the Group is the lessee, may include options to extend the lease term and options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise such options.
The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	As of December 31,
	2019	2020
Operating lease right-of-use assets	440,097	461,184

Lease liabilities - current	90,740	119,565
Lease liabilities - non current	361,404	352,501

Total operating lease liabilities	452,144	472,066

The components of operating lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2018	2019	2020
Operating lease expense	44,476	107,850	125,867
Short-term lease expense	5,398	15,033	30,201

Total lease expense	49,874	122,883	156,068

Short-term leases represent the parking area leases with a term of 12 months or less.
Both operating lease expense and short-term lease expense are recognized as cost of sales, selling, general and administrative expenses and research and development expenses.

Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2018	2019	2020
Weighted-average remaining lease term	6.3 years	5.4 years	4.0 years
Weighted-average discount rate	4.74%	4.48%	4.43%
Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.
Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2018	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	23,750	84,975	132,440
Leased assets obtained in exchange for operating lease liabilities	224,851	186,181	130,560
As of December 31, 2020, the maturities of the Group’s operating lease liabilities (excluding short-term leases) are as follows:

As of December 31,
2020
2021	138,024
2022	137,068
2023	76,266
2024	50,832
2025	40,541
Thereafter	89,725

Total minimum lease payments	532,456
Less: Interest	(60,390)

Present value of lease obligations	472,066
Less: Current portion	(119,565)

Non - current portion of lease obligations	352,501

(b) As a lessor
Finance lease receivables consisted of the following:

	As of December 31,
	2019	2020
Current portion of finance lease receivables - net	45,836	156,069
Finance lease receivables - net	109,965	397,467

Total	155,801	553,536

The Group recognized interest income on the net investment in the lease of RMB17,115 for the year ended December 31, 2020.
Maturity analysis of the minimum lease payments receivable for each of the first five years and reconciliation of the undiscounted cash flows to the net investment in the lease are as follows:

As of December 31,
2020
Within 1 year	187,889
Between 1 and 2 years	175,751
Between 2 and 3 years	136,464
Between 3 and 4 years	75,768
Between 4 and 5 years	51,172
Above 5 years	1,253

Total lease payments	628,297

Less: Unrealized finance income	(70,474)

Net investment in the lease	557,823
Less: Allowance for finance lease receivables	(4,287)

Finance lease receivables - net	553,536